DEFINED CONTRIBUTION PLAN (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Cash contributions	$ 42,241	$ 155,766